PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 16,648,553
Ending balance	18,948,436	R$ 16,648,553
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,156,064	20,438,299
Additions	3,417,300	3,871,139
Business Combination (note 8.3)	834,888	41
Write-offs	(141,404)	(247,035)
Transfers	(97,821)	76,461
Exchange differences	309,603	17,159
Write-off due to sale of investment	(953,553)
Ending balance	27,525,077	24,156,064
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,507,511)	(6,369,793)
Additions	(1,565,295)	(1,407,784)
Write-offs	112,800	234,219
Transfers	34,153	44,772
Exchange differences	(270,402)	(8,925)
Write-off due to sale of investment	619,614
Ending balance	(8,576,641)	(7,507,511)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,382,547
Ending balance	1,613,355	1,382,547
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,001,165	1,577,244
Additions	5,442	1,481
Business Combination (note 8.3)	310,730
Write-offs	(3,368)	(81)
Transfers	182,504	416,859
Exchange differences	35,544	5,662
Write-off due to sale of investment	(396,614)
Ending balance	2,135,403	2,001,165
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(618,618)	(507,373)
Additions	(73,712)	(91,631)
Write-offs		3,922
Transfers	(16,135)	(20,891)
Exchange differences	(22,244)	(2,645)
Write-off due to sale of investment	208,661
Ending balance	(522,048)	(618,618)
Machines, equipment and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,092,072
Ending balance	1,193,561	1,092,072
Machines, equipment and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,974,614	1,457,234
Additions	12,208	7,678
Business Combination (note 8.3)	227,257
Write-offs	(15,368)	(36,189)
Transfers	141,379	538,179
Exchange differences	131,160	7,712
Write-off due to sale of investment	(528,452)
Ending balance	1,942,798	1,974,614
Machines, equipment and installations [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(882,542)	(732,412)
Additions	(187,599)	(202,154)
Write-offs	8,170	35,165
Transfers	26,732	21,190
Exchange differences	(120,943)	(4,331)
Write-off due to sale of investment	406,945
Ending balance	(749,237)	(882,542)
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,896,839
Ending balance	4,637,017	4,896,839
Wagons and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,738,889	6,720,465
Additions	772	1,681
Business Combination (note 8.3)
Write-offs	(61,536)	(123,980)
Transfers	316,211	1,140,723
Exchange differences
Write-off due to sale of investment
Ending balance	7,994,336	7,738,889
Wagons and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,842,050)	(2,481,138)
Additions	(566,999)	(532,558)
Write-offs	51,591	112,362
Transfers	139	59,284
Exchange differences
Write-off due to sale of investment
Ending balance	(3,357,319)	(2,842,050)
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,639,360
Ending balance	6,653,877	5,639,360
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,755,001	7,371,126
Additions	11,120	6,501
Business Combination (note 8.3)
Write-offs	(52)	(758)
Transfers	1,650,431	1,378,132
Exchange differences
Write-off due to sale of investment
Ending balance	10,416,500	8,755,001
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,115,641)	(2,550,299)
Additions	(670,921)	(550,969)
Write-offs	8	196
Transfers	23,931	(14,569)
Exchange differences
Write-off due to sale of investment
Ending balance	(3,762,623)	(3,115,641)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,231,274
Ending balance	4,301,708	3,231,274
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,244,653	2,804,174
Additions	3,387,758	3,852,472
Business Combination (note 8.3)	133,474
Write-offs	(9,024)
Transfers	(2,419,014)	(3,412,132)
Exchange differences	684	139
Write-off due to sale of investment	(23,444)
Ending balance	4,315,087	3,244,653
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,379)	(13,379)
Additions
Write-offs
Transfers
Exchange differences
Write-off due to sale of investment
Ending balance	(13,379)	(13,379)
Others assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	406,461
Ending balance	548,918	406,461
Others assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	441,742	508,056
Additions		1,326
Business Combination (note 8.3)	163,427	41
Write-offs	(52,056)	(86,027)
Transfers	30,668	14,700
Exchange differences	142,215	3,646
Write-off due to sale of investment	(5,043)
Ending balance	720,953	441,742
Others assets [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(35,281)	(85,192)
Additions	(66,064)	(30,472)
Write-offs	53,031	82,574
Transfers	(514)	(242)
Exchange differences	(127,215)	(1,949)
Write-off due to sale of investment	4,008
Ending balance	R$ (172,035)	R$ (35,281)